Leases - Narrative (Details) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) rig	Dec. 31, 2021 USD ($) RIG	Mar. 31, 2020 WELL
Lessor, Lease, Description [Line Items]
Number of benign environment Jack-up rigs	3	3
Number of wells under drilling contract | WELL			10
Number of optional wells under drilling contract | WELL			4
Early termination fee		$ 6
Right-of-use asset impairment charge		$ 10
West Hercules [Member]
Lessor, Lease, Description [Line Items]
ROU asset adjustment	$ 9
West Linus [Member]
Lessor, Lease, Description [Line Items]
ROU asset adjustment	$ 13